Treasury Shares - Changes in Treasury Shares (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2021
Bottom of range [member]
Disclosure of classes of share capital [line items]
Contract period to purchase treasury shares	Dec. 31, 2020
Top of range [member]
Disclosure of classes of share capital [line items]
Contract period to purchase treasury shares	Apr. 12, 2021